Additional information to the Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2024
Additional Information To Statement Of Cash Flows [Abstract]
Schedule of transactions not involving cash

	12.31.2024	12.31.2023
Additions of contract assets (a)	173,709	171,678
Acquisitions of fixed assets (a)	1,738	3,636
Additions to the Right-of-use asset (b)	189,115	82,886
	364,562	258,200
(a) Correspond to the amount of purchases made in installments and not yet paid off by the end of the period.
(b) Recognition was offset by the lease liability item (Note 24).